Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method	$ 121,309	$ 141,375
Investment Owned, at Fair Value	61,244	42,963
Investments in affiliated companies	$ 182,553	$ 184,338